Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of Estimated Values of Warrants Valuation Assumptions

The estimated values of warrants, as well as the assumptions that were used in calculating such values were based on estimates at the issuance date as follows:

	Bridge Noteholders	Placement Agent	Bridge Noteholders September 21, 2017
Risk-free interest rate	1.83%	1.93%	1.89%
Weighted average expected term	5 years	5 years	5 years
Expected volatility	123.94%	123.07%	130.80%
Expected dividend yield	0.00%	0.00%	0.00%

Warrant One [Member]
Schedule of Estimated Values of Warrants Valuation Assumptions

The estimated values of warrants, as well as the assumptions that were used in calculating such values were based on estimates at the issuance date as follows:

	Noteholders	Placement Agent
Risk-free interest rate	1.76%	1.54%
Weighted average expected term	5 years	5 years
Expected volatility	134.18%	134.18%
Expected dividend yield	0.00%	0.00%

Warrant Two [Member]
Schedule of Estimated Values of Warrants Valuation Assumptions

The estimated values of warrants, as well as the assumptions that were used in calculating such values were based on estimates at the issuance date as follows:

	Bridge Noteholders	Placement Agent
Risk-free interest rate	1.83%	1.93%
Weighted average expected term	5 years	5 years
Expected volatility	123.94%	123.07%
Expected dividend yield	0.00%	0.00%